UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10391

Boston Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Boston Income Portfolio

October 31, 2016

Portfolio of Investments

Corporate Bonds & Notes — 84.5%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 0.9%
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	$7,605	$8,018,560
Orbital ATK, Inc., 5.25%, 10/1/21	6,870	7,127,625
Orbital ATK, Inc., 5.50%, 10/1/23	1,945	2,037,388
TransDigm, Inc., 6.00%, 7/15/22	15,200	15,941,000
TransDigm, Inc., 6.375%, 6/15/26(1)	11,580	11,920,220
TransDigm, Inc., 6.50%, 7/15/24	14,665	15,508,237

		$60,553,030

Air Transportation — 0.1%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	$12,880	$6,633,200

		$6,633,200

Automotive & Auto Parts — 0.7%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$3,205	$3,253,193
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	10,810	9,992,548
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,780	1,812,366
General Motors Financial Co., Inc., 4.75%, 8/15/17	1,955	2,004,364
General Motors Financial Co., Inc., 6.75%, 6/1/18	4,760	5,109,365
Navistar International Corp., 8.25%, 11/1/21	10,145	9,980,144
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	6,150	6,495,937
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	3,680	3,905,400
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	3,245	3,435,644

		$45,988,961

Banks & Thrifts — 0.8%
Ally Financial, Inc., 3.50%, 1/27/19	$16,565	$16,606,413
Ally Financial, Inc., 6.25%, 12/1/17	5,890	6,110,875
Ally Financial, Inc., 8.00%, 12/31/18	2,500	2,750,000
CIT Group, Inc., 5.375%, 5/15/20	13,300	14,247,625
CIT Group, Inc., 5.50%, 2/15/19(1)	7,785	8,222,906
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(3)	3,955	4,394,994

		$52,332,813

Broadcasting — 1.4%
CBS Radio, Inc., 7.25%, 11/1/24(1)	$4,705	$4,899,081
iHeartCommunications, Inc., 11.25%, 3/1/21	10,550	8,044,375
Netflix, Inc., 5.50%, 2/15/22	8,685	9,444,938
Netflix, Inc., 5.875%, 2/15/25	5,730	6,360,300
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	25,438	27,059,672
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	12,575	12,747,906

Security	Principal Amount (000’s omitted)	Value

Broadcasting (continued)
Tribune Media Co., 5.875%, 7/15/22	$12,135	$12,195,675
Univision Communications, Inc., 5.125%, 5/15/23(1)	6,190	6,313,800

		$87,065,747

Building Materials — 2.1%
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	$10,240	$10,317,312
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	5,199	6,004,845
FBM Finance, Inc., 8.25%, 8/15/21(1)	10,650	11,182,500
HD Supply, Inc., 5.25%, 12/15/21(1)	7,870	8,391,387
HD Supply, Inc., 5.75%, 4/15/24(1)	6,130	6,451,825
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	14,330	13,362,725
Ply Gem Industries, Inc., 6.50%, 2/1/22	8,925	9,224,880
Rexel S.A., 5.25%, 6/15/20(1)	13,925	14,386,266
Standard Industries, Inc., 5.125%, 2/15/21(1)	6,015	6,345,825
Standard Industries, Inc., 5.375%, 11/15/24(1)	13,140	13,632,750
Standard Industries, Inc., 5.50%, 2/15/23(1)	12,035	12,576,575
Standard Industries, Inc., 6.00%, 10/15/25(1)	14,595	15,652,408
USG Corp., 5.50%, 3/1/25(1)	1,695	1,811,531
USG Corp., 5.875%, 11/1/21(1)	7,265	7,619,169

		$136,959,998

Cable / Satellite TV — 6.5%
Altice Financing S.A., 6.625%, 2/15/23(1)	$12,290	$12,697,168
Altice Luxembourg S.A., 7.625%, 2/15/25(1)	6,140	6,408,625
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	18,845	19,905,031
Altice US Finance I Corp., 5.375%, 7/15/23(1)	4,030	4,155,938
Altice US Finance I Corp., 5.50%, 5/15/26(1)	14,955	15,291,487
Cablevision Systems Corp., 5.875%, 9/15/22	9,065	8,385,125
Cablevision Systems Corp., 7.75%, 4/15/18	10,805	11,412,781
Cablevision Systems Corp., 8.00%, 4/15/20	12,960	13,770,000
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	12,245	12,780,719
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	13,405	13,807,150
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	1,625	1,722,500
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	11,655	12,172,191
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	20,085	21,239,887
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	8,884	8,684,110
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	1,950	2,015,813
CSC Holdings, LLC, 5.25%, 6/1/24	1,900	1,781,250

22	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Cable / Satellite TV (continued)
CSC Holdings, LLC, 6.75%, 11/15/21	$12,915	$13,625,325
CSC Holdings, LLC, 8.625%, 2/15/19	4,385	4,902,956
CSC Holdings, LLC, 10.125%, 1/15/23(1)	17,855	20,176,150
CSC Holdings, LLC, 10.875%, 10/15/25(1)	20,770	23,937,425
DISH DBS Corp., 5.875%, 7/15/22	12,425	12,922,000
DISH DBS Corp., 5.875%, 11/15/24	6,190	6,255,769
DISH DBS Corp., 6.75%, 6/1/21	14,092	15,175,393
DISH DBS Corp., 7.75%, 7/1/26	12,865	14,159,605
SFR Group S.A., 6.00%, 5/15/22(1)	23,425	24,039,906
SFR Group S.A., 6.25%, 5/15/24(1)	2,925	2,934,126
SFR Group S.A., 7.375%, 5/1/26(1)	12,495	12,635,569
Unitymedia GmbH, 6.125%, 1/15/25(1)	3,975	4,163,812
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	13,345	13,878,800
UPCB Finance IV, Ltd., 5.375%, 1/15/25(1)	4,740	4,834,800
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	8,600	8,965,500
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	9,450	9,390,937
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	3,265	3,346,625
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	12,495	12,495,000
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)	7,835	7,942,731
VTR Finance B.V., 6.875%, 1/15/24(1)	8,330	8,725,675
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	6,220	6,204,450
Ziggo Bond Finance B.V., 6.00%, 1/15/27(1)	15,615	15,371,016
Ziggo Secured Finance B.V., 5.50%, 1/15/27(1)	12,535	12,343,064

		$424,656,409

Capital Goods — 1.0%
Anixter, Inc., 5.50%, 3/1/23	$9,930	$10,488,563
CNH Industrial Capital, LLC, 6.25%, 11/1/16	7,295	7,295,000
HRG Group, Inc., 7.875%, 7/15/19	26,940	28,253,325
Manitowoc Foodservice, Inc., 9.50%, 2/15/24	15,615	17,996,287

		$64,033,175

Chemicals — 1.6%
CF Industries, Inc., 4.95%, 6/1/43	$7,920	$6,654,186
INEOS Group Holdings S.A., 5.625%, 8/1/24(1)	11,255	11,184,656
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	3,795	3,927,825
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	19,885	19,387,875
Platform Specialty Products Corp., 10.375%, 5/1/21(1)	6,445	6,976,713
PQ Corp., 6.75%, 11/15/22(1)	3,150	3,405,938
Tronox Finance, LLC, 6.375%, 8/15/20	22,535	20,337,837
Tronox Finance, LLC, 7.50%, 3/15/22(1)	10,220	9,198,000
Valvoline, Inc., 5.50%, 7/15/24(1)	2,810	2,971,575
Versum Materials, Inc., 5.50%, 9/30/24(1)	5,240	5,371,000

Security	Principal Amount (000’s omitted)	Value

Chemicals (continued)
W.R. Grace & Co., 5.125%, 10/1/21(1)	$9,590	$10,237,325
W.R. Grace & Co., 5.625%, 10/1/24(1)	2,500	2,715,625

		$102,368,555

Consumer Products — 2.0%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	$16,810	$16,431,775
Central Garden & Pet Co., 6.125%, 11/15/23	15,080	16,248,700
NBTY, Inc., 7.625%, 5/15/21(1)	24,675	24,243,187
Revlon Consumer Products Corp., 5.75%, 2/15/21	4,795	4,866,925
Revlon Consumer Products Corp., 6.25%, 8/1/24(1)	8,075	8,337,438
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23(1)	4,115	4,382,475
Serta Simmons Holdings, LLC, 8.125%, 10/1/20(1)	3,679	3,824,045
Spectrum Brands, Inc., 5.75%, 7/15/25	15,435	16,785,562
Tempur Sealy International, Inc., 5.50%, 6/15/26	8,760	9,044,700
Tempur Sealy International, Inc., 5.625%, 10/15/23	8,905	9,261,200
Vista Outdoor, Inc., 5.875%, 10/1/23	14,965	15,789,572

		$129,215,579

Containers — 3.0%
ARD Finance S.A., 7.125%, 9/15/23(1)(4)	$8,590	$8,536,313
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.85%, 12/15/19(1)(5)	5,475	5,577,656
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	13,015	13,245,365
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	3,900	4,017,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)	4,055	4,146,238
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 1/31/21(1)	2,400	2,484,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)	2,819	2,917,787
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	19,440	20,606,400
Ball Corp., 4.375%, 12/15/20	12,395	13,262,650
Berry Plastics Corp., 6.00%, 10/15/22	10,130	10,782,068
BWAY Holding Co., 9.125%, 8/15/21(1)	15,115	15,870,750
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	19,975	21,323,312
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	4,160	4,573,400
Reynolds Group Holdings, Inc., 5.125%, 7/15/23(1)	8,925	9,153,703
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	6,435	6,660,238
Reynolds Group Holdings, Inc., 7.00%, 7/15/24(1)	7,115	7,617,497
Reynolds Group Holdings, Inc., 8.25%, 2/15/21	3,805	3,978,128

23	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Containers (continued)
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	$37,810	$38,802,512

		$193,555,017

Diversified Financial Services — 1.8%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/20	$4,465	$4,710,575
Aircastle, Ltd., 5.00%, 4/1/23	4,955	5,140,813
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	12,975	13,137,187
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	12,725	13,011,312
Double Eagle Acquisition Sub, Inc., 7.50%, 10/1/24(1)	17,450	18,017,125
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	3,730	3,736,994
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	7,115	6,972,700
International Lease Finance Corp., 8.25%, 12/15/20	9,945	11,859,413
International Lease Finance Corp., 8.625%, 1/15/22	8,570	10,530,388
International Lease Finance Corp., 8.75%, 3/15/17	5,350	5,487,944
Navient Corp., 4.875%, 6/17/19	1,245	1,259,006
Navient Corp., 5.50%, 1/15/19	12,170	12,447,476
Navient Corp., 7.25%, 1/25/22	1,240	1,257,050
Navient Corp., 8.00%, 3/25/20	10,785	11,715,206

		$119,283,189

Diversified Media — 1.0%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$6,075	$6,105,375
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	11,805	12,088,320
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	2,005	1,894,725
IAC/InterActiveCorp, 4.875%, 11/30/18	11,324	11,442,902
MDC Partners, Inc., 6.50%, 5/1/24(1)	24,130	20,631,150
National CineMedia, LLC, 6.00%, 4/15/22	8,240	8,610,800
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,829,344

		$66,602,616

Energy — 13.2%
AmeriGas Finance, LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$23,940	$25,316,550
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	2,720	2,856,000
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	6,805	7,117,608
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24(1)	5,250	5,299,219

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Antero Resources Corp., 5.375%, 11/1/21	$16,185	$16,427,775
Antero Resources Corp., 5.625%, 6/1/23	13,015	13,340,375
Antero Resources Corp., 6.00%, 12/1/20	2,115	2,178,450
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	3,580	3,517,350
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	10,850	6,645,625
Callon Petroleum Co., 6.125%, 10/1/24(1)	3,665	3,784,112
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	21,780	22,950,675
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24(1)	17,635	18,781,275
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	10,760	10,975,200
Concho Resources, Inc., 5.50%, 4/1/23	27,330	28,095,240
Concho Resources, Inc., 6.50%, 1/15/22	4,730	4,907,375
Continental Resources, Inc., 4.50%, 4/15/23	8,720	8,349,400
CrownRock, L.P./CrownRock Finance, Inc., 7.125%, 4/15/21(1)	14,435	14,940,225
CrownRock, L.P./CrownRock Finance, Inc., 7.75%, 2/15/23(1)	12,150	13,030,875
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	18,895	17,572,350
Denbury Resources, Inc., 5.50%, 5/1/22	3,545	2,818,275
Denbury Resources, Inc., 9.00%, 5/15/21(1)	6,345	6,567,075
Diamondback Energy, Inc., 4.75%, 11/1/24(1)	3,690	3,694,613
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(1)	20,580	21,043,050
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(1)	4,950	5,308,875
Energy Transfer Equity, L.P., 5.875%, 1/15/24	24,480	24,908,400
Energy Transfer Equity, L.P., 7.50%, 10/15/20	7,970	8,727,150
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	10,510	7,199,350
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(1)	10,095	10,725,937
Great Western Petroleum, LLC/Great Western Finance, Inc., 9.00%, 9/30/21(1)	15,380	16,033,650
Gulfport Energy Corp., 6.00%, 10/15/24(1)	21,885	22,295,344
Gulfport Energy Corp., 6.625%, 5/1/23	14,100	14,875,500
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	3,935	4,112,075
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.50%, 3/1/20	2,605	2,689,663
Matador Resources Co., 6.875%, 4/15/23	18,470	19,485,850
Murphy Oil Corp., 6.875%, 8/15/24	3,725	3,935,392
Newfield Exploration Co., 5.625%, 7/1/24	6,100	6,374,500
Noble Energy, Inc., 5.625%, 5/1/21	4,125	4,281,750
Oasis Petroleum, Inc., 6.50%, 11/1/21	3,205	3,200,994
Oasis Petroleum, Inc., 6.875%, 3/15/22	3,085	3,069,575

24	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Oasis Petroleum, Inc., 6.875%, 1/15/23	$9,210	$9,071,850
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	10,105	10,660,775
Parsley Energy, LLC/Parsley Finance Corp., 7.50%, 2/15/22(1)	3,060	3,266,550
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23(1)	9,030	8,397,900
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	12,485	12,797,125
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	14,565	14,200,875
PDC Energy, Inc., 6.125%, 9/15/24(1)	2,630	2,741,775
Precision Drilling Corp., 6.625%, 11/15/20	1,945	1,896,375
Rice Energy, Inc., 7.25%, 5/1/23	8,095	8,621,175
RSP Permian, Inc., 6.625%, 10/1/22	22,005	23,297,794
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27(1)	13,095	13,356,900
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	22,790	24,157,400
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	13,485	14,395,237
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	28,520	30,266,850
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	3,535	3,755,938
Sabine Pass LNG, L.P., 6.50%, 11/1/20	12,645	13,106,606
Sabine Pass LNG, L.P., 7.50%, 11/30/16	18,285	18,369,111
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	21,295	22,625,937
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	6,520	6,960,100
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	21,740	23,153,100
SM Energy Co., 5.625%, 6/1/25	6,495	6,218,962
SM Energy Co., 6.125%, 11/15/22	8,100	8,181,000
SM Energy Co., 6.50%, 11/15/21	11,000	11,178,750
SM Energy Co., 6.50%, 1/1/23	10,125	10,125,000
SM Energy Co., 6.75%, 9/15/26	5,260	5,401,362
Southwestern Energy Co., 4.10%, 3/15/22	5,930	5,337,000
Southwestern Energy Co., 5.80%, 1/23/20	13,030	13,030,000
Southwestern Energy Co., 6.70%, 1/23/25	3,190	3,054,425
Southwestern Energy Co., 7.50%, 2/1/18	1,070	1,126,175
Sunoco L.P./Sunoco Finance Corp., 6.375%, 4/1/23	9,265	9,519,787
Teine Energy, Ltd., 6.875%, 9/30/22(1)	2,470	2,525,575
Tesoro Corp., 5.375%, 10/1/22	11,035	11,379,844
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	3,100	3,309,250
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	7,445	7,928,925
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	6,250	6,765,625
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)(6)	7,250	1,885,000
Whiting Petroleum Corp., 5.00%, 3/15/19	2,925	2,793,375
Whiting Petroleum Corp., 5.75%, 3/15/21	1,725	1,608,563
Williams Cos., Inc. (The), 3.70%, 1/15/23	12,106	11,773,085

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Williams Cos., Inc. (The), 4.55%, 6/24/24	$10,100	$10,327,250
Williams Cos., Inc. (The), 5.75%, 6/24/44	9,745	10,006,897
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 5/15/23	14,145	14,347,825
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	12,015	12,335,140
WPX Energy, Inc., 7.50%, 8/1/20	6,372	6,746,355

		$859,437,240

Entertainment / Film — 0.2%
AMC Entertainment Holding, Inc., 5.875%, 11/15/26(1)(7)	$5,700	$5,757,000
Regal Entertainment Group, 5.75%, 3/15/22	5,440	5,644,000

		$11,401,000

Environmental — 0.8%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)(7)	$10,625	$10,704,688
Advanced Disposal Services, Inc., 8.25%, 10/1/20	17,195	17,990,269
Clean Harbors, Inc., 5.125%, 6/1/21	3,865	3,966,456
Covanta Holding Corp., 5.875%, 3/1/24	4,780	4,672,450
Covanta Holding Corp., 6.375%, 10/1/22	11,430	11,687,175
GFL Environmental, Inc., 9.875%, 2/1/21(1)	3,280	3,608,000

		$52,629,038

Food & Drug Retail — 0.9%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 5.75%, 3/15/25(1)	$10,670	$10,559,992
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24(1)	6,175	6,422,000
Fresh Market, Inc. (The), 9.75%, 5/1/23(1)	9,010	7,703,550
New Albertsons, Inc., 8.00%, 5/1/31	2,350	2,297,125
Rite Aid Corp., 6.125%, 4/1/23(1)	26,925	28,557,193
Safeway, Inc., 7.25%, 2/1/31	715	716,788

		$56,256,648

Food / Beverage / Tobacco — 2.0%
Constellation Brands, Inc., 4.25%, 5/1/23	$15,225	$16,062,375
Constellation Brands, Inc., 6.00%, 5/1/22	2,650	3,087,250
Dean Foods Co., 6.50%, 3/15/23(1)	29,795	31,806,162
Dole Food Co., Inc., 7.25%, 5/1/19(1)	1,000	1,016,250
Performance Food Group, Inc., 5.50%, 6/1/24(1)	1,795	1,853,337
Pinnacle Foods Finance, LLC / Pinnacle Foods Finance Corp., 5.875%, 1/15/24	4,510	4,856,729
Post Holdings, Inc., 5.00%, 8/15/26(1)	10,060	9,783,350

25	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Food / Beverage / Tobacco (continued)
Post Holdings, Inc., 6.00%, 12/15/22(1)	$4,205	$4,452,044
Post Holdings, Inc., 6.75%, 12/1/21(1)	1,815	1,944,319
Post Holdings, Inc., 7.75%, 3/15/24(1)	7,925	8,749,200
Post Holdings, Inc., 8.00%, 7/15/25(1)	3,965	4,539,925
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	19,170	20,684,430
US Foods, Inc., 5.875%, 6/15/24(1)	12,770	13,440,425
WhiteWave Foods Co. (The), 5.375%, 10/1/22	4,380	4,943,925

		$127,219,721

Gaming — 2.3%
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	$5,297	$2,781,160
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	3,030	3,196,650
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	10,445	11,189,206
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	10,365	11,012,812
International Game Technology PLC, 6.50%, 2/15/25(1)	3,560	3,880,400
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26(1)	7,980	7,847,835
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24(1)	9,075	9,682,118
MGM Resorts International, 6.00%, 3/15/23	12,500	13,562,500
MGM Resorts International, 6.625%, 12/15/21	6,220	6,962,544
MGM Resorts International, 7.75%, 3/15/22	24,755	28,708,076
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(4)	15,228	8,260,830
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	6,795	7,032,825
Scientific Games International, Inc., 7.00%, 1/1/22(1)	3,120	3,330,600
Scientific Games International, Inc., 10.00%, 12/1/22	8,980	8,306,500
Station Casinos, LLC, 7.50%, 3/1/21	8,595	9,049,529
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	7,325	7,599,688
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	2,200	2,221,164
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(6)	9,455	3,782,000

		$148,406,437

Health Care — 10.0%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	$1,450	$1,459,063
Acadia Healthcare Co., Inc., 6.50%, 3/1/24	7,325	7,535,594
Alere, Inc., 6.375%, 7/1/23(1)	16,824	17,623,140
Alere, Inc., 6.50%, 6/15/20	11,900	12,113,129
Alere, Inc., 7.25%, 7/1/18	2,470	2,514,769
AmSurg Corp., 5.625%, 11/30/20	10,540	10,816,675

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
AmSurg Corp., 5.625%, 7/15/22	$9,090	$9,305,887
Capsugel S.A., 7.00%, 5/15/19(1)(4)	2,932	2,933,466
Centene Corp., 4.75%, 5/15/22	4,335	4,421,700
Centene Corp., 4.75%, 1/15/25(7)	18,525	18,525,000
Centene Corp., 5.625%, 2/15/21	9,335	9,848,425
Centene Corp., 6.125%, 2/15/24	9,335	9,941,775
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,378	1,360,913
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	5,055	3,791,250
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	16,980	13,838,700
Concordia International Corp., 9.50%, 10/21/22(1)	22,420	13,676,200
ConvaTec Finance International S.A., 8.25%, 1/15/19(1)(4)	20,485	20,485,000
ConvaTec Healthcare E S.A., 10.50%, 12/15/18(1)	19,210	19,426,112
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp., 8.125%, 6/15/21(1)	5,885	5,428,913
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	6,375	6,924,844
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	5,315	6,046,876
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22	6,580	6,909,000
HCA, Inc., 4.50%, 2/15/27	2,650	2,623,500
HCA, Inc., 5.25%, 6/15/26	18,460	19,346,080
HCA, Inc., 5.875%, 2/15/26	13,250	13,945,625
HCA, Inc., 6.50%, 2/15/20	12,235	13,573,203
HCA, Inc., 7.50%, 2/15/22	10,400	11,856,000
HCA Holdings, Inc., 6.25%, 2/15/21	18,865	20,397,781
Hill-Rom Holdings, Inc., 5.75%, 9/1/23(1)	5,830	6,150,650
Hologic, Inc., 5.25%, 7/15/22(1)	14,540	15,432,029
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	39,735	40,052,880
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	8,735	9,511,367
Kinetic Concepts, Inc./KCI USA, Inc., 9.625%, 10/1/21(1)	11,930	11,542,275
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 4.875%, 4/15/20(1)	6,180	6,249,525
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.50%, 4/15/25(1)	6,195	5,753,606
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.625%, 10/15/23(1)	19,460	18,389,700
MEDNAX, Inc., 5.25%, 12/1/23(1)	6,980	7,311,550
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	43,425	46,568,970
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	10,160	8,331,200
PRA Holdings, Inc., 9.50%, 10/1/23(1)	8,569	9,425,900
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)	11,617	12,139,765

26	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
Team Health, Inc., 7.25%, 12/15/23(1)	$22,205	$25,147,162
Teleflex, Inc., 4.875%, 6/1/26	3,585	3,701,513
Teleflex, Inc., 5.25%, 6/15/24	4,200	4,368,000
Tenet Healthcare Corp., 6.00%, 10/1/20	7,755	8,239,687
Tenet Healthcare Corp., 6.75%, 6/15/23	8,140	7,488,800
Tenet Healthcare Corp., 8.125%, 4/1/22	27,335	26,856,637
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21(1)	5,520	4,498,800
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	17,775	13,775,625
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	13,460	10,397,850
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	18,810	16,458,750
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	7,980	7,052,325
Vizient, Inc., 10.375%, 3/1/24(1)	10,690	11,946,075
WellCare Health Plans, Inc., 5.75%, 11/15/20	22,140	22,818,037

		$646,277,298

Homebuilders / Real Estate — 0.8%
Beazer Homes USA, Inc., 8.75%, 3/15/22(1)	$2,610	$2,779,650
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	15,150	15,036,375
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	12,660	13,831,050
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	9,190	9,442,725
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	12,555	13,072,894

		$54,162,694

Hotels — 0.5%
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	$10,600	$10,679,500
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	16,325	16,816,154
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	6,190	6,344,750

		$33,840,404

Insurance — 0.9%
Alliant Holdings Intermediate, LLC, 8.25%, 8/1/23(1)	$21,475	$21,904,500
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(4)	9,155	8,971,900
Hub International, Ltd., 7.875%, 10/1/21(1)	11,815	12,139,912
USI, Inc., 7.75%, 1/15/21(1)	16,115	16,356,725

		$59,373,037

Security	Principal Amount (000’s omitted)	Value

Leisure — 0.6%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$11,585	$11,787,738
NCL Corp., Ltd., 5.25%, 11/15/19(1)	4,950	5,061,375
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	4,390	4,719,250
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	8,680	7,985,600
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	10,590	10,722,375

		$40,276,338

Metals / Mining — 2.0%
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)	$5,255	$5,452,062
Alcoa Nederland Holding B.V., 7.00%, 9/30/26(1)	2,645	2,724,350
Eldorado Gold Corp., 6.125%, 12/15/20(1)	25,725	26,110,875
Freeport-McMoRan, Inc., 3.10%, 3/15/20	2,875	2,781,563
Freeport-McMoRan, Inc., 3.875%, 3/15/23	2,980	2,726,700
Freeport-McMoRan, Inc., 4.55%, 11/14/24	11,825	10,871,609
Imperial Metals Corp., 7.00%, 3/15/19(1)	4,715	4,502,825
New Gold, Inc., 6.25%, 11/15/22(1)	18,065	18,335,975
Novelis Corp., 5.875%, 9/30/26(1)	11,570	11,743,550
Novelis Corp., 6.25%, 8/15/24(1)	7,970	8,308,725
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20	12,390	11,956,350
SunCoke Energy, Inc., 7.625%, 8/1/19	326	295,845
Teck Resources, Ltd., 3.00%, 3/1/19	1,216	1,215,538
Teck Resources, Ltd., 5.40%, 2/1/43	5,275	4,787,063
Teck Resources, Ltd., 8.00%, 6/1/21(1)	8,480	9,285,600
Teck Resources, Ltd., 8.50%, 6/1/24(1)	8,670	10,057,200

		$131,155,830

Paper — 0.0%(8)
Domtar Corp., 10.75%, 6/1/17	$1,855	$1,949,030

		$1,949,030

Publishing / Printing — 0.4%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	$20,425	$22,186,656
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(4)	5,415	5,502,994

		$27,689,650

Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$16,180	$16,503,600

		$16,503,600

27	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Restaurants — 1.4%
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	$17,095	$17,693,325
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	26,595	27,884,857
Landry’s, Inc., 6.75%, 10/15/24(1)	5,275	5,393,687
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	21,695	22,589,919
Yum! Brands, Inc., 3.75%, 11/1/21	8,320	8,580,000
Yum! Brands, Inc., 3.875%, 11/1/20	3,280	3,390,700
Yum! Brands, Inc., 3.875%, 11/1/23	1,170	1,165,613
Yum! Brands, Inc., 5.30%, 9/15/19	2,623	2,836,119

		$89,534,220

Services — 4.0%
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	$15,540	$13,636,350
CEB, Inc., 5.625%, 6/15/23(1)	8,135	7,941,794
Change Healthcare Holdings, Inc., 6.00%, 2/15/21(1)	11,500	12,103,750
Cloud Crane, LLC, 10.125%, 8/1/24(1)	9,635	10,068,575
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	13,300	13,865,250
FTI Consulting, Inc., 6.00%, 11/15/22	8,505	8,962,144
Hertz Corp. (The), 6.25%, 10/15/22	3,020	3,095,500
IHS Markit, Ltd., 5.00%, 11/1/22(1)	9,300	9,881,250
Laureate Education, Inc., 9.25%, 9/1/19(1)	64,785	60,250,050
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	17,425	18,521,032
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	26,505	28,227,825
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	10,955	11,297,344
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	4,325	4,460,156
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	19,140	20,384,100
TMS International Corp., 7.625%, 10/15/21(1)	12,245	10,163,350
United Rentals North America, Inc., 5.50%, 5/15/27(7)	5,270	5,276,587
United Rentals North America, Inc., 6.125%, 6/15/23	1,615	1,699,788
United Rentals North America, Inc., 7.625%, 4/15/22	16,030	17,132,864
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(4)	8,620	4,382,395

		$261,350,104

Steel — 0.2%
ArcelorMittal, 7.25%, 2/25/22	$3,775	$4,303,500
United States Steel Corp., 8.375%, 7/1/21(1)	8,985	9,569,025

		$13,872,525

Super Retail — 3.4%
Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19(1)(4)	$7,814	$2,939,843

Security	Principal Amount (000’s omitted)	Value

Super Retail (continued)
Dollar Tree, Inc., 5.25%, 3/1/20	$9,275	$9,646,000
Dollar Tree, Inc., 5.75%, 3/1/23	21,435	22,855,069
Hot Topic, Inc., 9.25%, 6/15/21(1)	31,870	33,941,550
L Brands, Inc., 6.625%, 4/1/21	21,680	25,040,400
L Brands, Inc., 6.875%, 11/1/35	12,970	13,813,050
L Brands, Inc., 8.50%, 6/15/19	12,810	14,955,675
Michaels Stores, Inc., 5.875%, 12/15/20(1)	6,650	6,866,125
Murphy Oil USA, Inc., 6.00%, 8/15/23	6,605	6,984,788
Party City Holdings, Inc., 6.125%, 8/15/23(1)	19,455	20,743,894
PetSmart, Inc., 7.125%, 3/15/23(1)	26,520	27,812,850
PVH Corp., 7.75%, 11/15/23	13,090	15,282,575
rue21, Inc., 9.00%, 10/15/21(1)	6,175	1,667,250
Sally Holdings, LLC/Sally Capital, Inc., 5.625%, 12/1/25	14,585	15,642,412
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	4,245	4,436,025

		$222,627,506

Technology — 8.2%
Avaya, Inc., 9.00%, 4/1/19(1)	$11,110	$9,276,850
Camelot Finance S.A., 7.875%, 10/15/24(1)	5,250	5,381,250
Cengage Learning, Inc., 9.50%, 6/15/24(1)	23,300	21,785,500
CommScope, Inc., 4.375%, 6/15/20(1)	4,315	4,455,238
CommScope Technologies Finance, LLC, 6.00%, 6/15/25(1)	14,235	15,017,925
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 6/15/21(1)	2,895	3,030,034
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23(1)	8,730	9,365,265
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/21(1)	13,500	14,169,262
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26(1)	23,105	25,221,187
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/24(1)	14,365	15,751,467
First Data Corp., 5.00%, 1/15/24(1)	12,420	12,621,825
First Data Corp., 5.375%, 8/15/23(1)	15,405	15,944,175
First Data Corp., 5.75%, 1/15/24(1)	3,890	3,972,663
First Data Corp., 6.75%, 11/1/20(1)	9,464	9,818,692
First Data Corp., 7.00%, 12/1/23(1)	40,970	43,172,137
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.625%, 11/15/24(1)(7)	7,895	7,924,606
Infor (US), Inc., 5.75%, 8/15/20(1)	5,090	5,344,500
Infor (US), Inc., 6.50%, 5/15/22	14,365	14,939,600
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(4)	13,285	13,546,555
Informatica, LLC, 7.125%, 7/15/23(1)	3,115	2,912,525

28	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Technology (continued)
Match Group, Inc., 6.375%, 6/1/24	$6,945	$7,526,644
Micron Technology, Inc., 5.25%, 8/1/23(1)	7,195	7,087,075
Micron Technology, Inc., 5.50%, 2/1/25	560	550,570
Micron Technology, Inc., 5.625%, 1/15/26(1)	6,230	6,074,250
Micron Technology, Inc., 7.50%, 9/15/23(1)	11,955	13,225,219
Microsemi Corp., 9.125%, 4/15/23(1)	14,470	16,749,025
MSCI, Inc., 5.75%, 8/15/25(1)	5,390	5,757,328
Nuance Communications, Inc., 5.375%, 8/15/20(1)	5,020	5,161,188
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	11,340	12,133,800
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	8,295	9,103,762
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	21,405	22,903,350
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	16,935	18,289,800
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	15,945	17,903,365
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	12,970	13,650,925
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	22,710	22,085,475
Western Digital Corp., 7.375%, 4/1/23(1)	29,115	31,953,712
Western Digital Corp., 10.50%, 4/1/24(1)	27,405	31,755,544
Zebra Technologies Corp., 7.25%, 10/15/22	30,495	33,010,837

		$528,573,125

Telecommunications — 7.1%
CenturyLink, Inc., 6.75%, 12/1/23	$8,545	$8,812,031
CenturyLink, Inc., 7.50%, 4/1/24	13,465	14,070,925
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	5,240	5,502,000
Communications Sales & Leasing, Inc./CSL Capital, LLC, 8.25%, 10/15/23	2,480	2,628,800
Digicel, Ltd., 6.00%, 4/15/21(1)	8,990	8,088,303
Digicel, Ltd., 6.75%, 3/1/23(1)	17,560	15,842,632
Equinix, Inc., 5.875%, 1/15/26	16,660	17,737,702
Frontier Communications Corp., 6.25%, 9/15/21	7,920	7,563,600
Frontier Communications Corp., 6.875%, 1/15/25	9,340	7,857,275
Frontier Communications Corp., 7.625%, 4/15/24	2,695	2,391,813
Frontier Communications Corp., 10.50%, 9/15/22	14,035	14,649,031
Frontier Communications Corp., 11.00%, 9/15/25	14,975	15,344,583
Hughes Satellite Systems Corp., 5.25%, 8/1/26(1)	8,055	7,954,313
Hughes Satellite Systems Corp., 6.50%, 6/15/19	11,723	12,836,685
Hughes Satellite Systems Corp., 6.625%, 8/1/26(1)	5,370	5,329,725
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	2,890	1,929,075
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	13,455	10,158,525
Intelsat Jackson Holdings S.A., 7.50%, 4/1/21	900	666,000
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	8,090	8,235,620
Intelsat Luxembourg S.A., 7.75%, 6/1/21	12,425	4,100,250
Intelsat Luxembourg S.A., 8.125%, 6/1/23	16,365	5,482,275

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
Level 3 Financing, Inc., 5.25%, 3/15/26(1)	$8,495	$8,622,425
Level 3 Financing, Inc., 5.375%, 1/15/24	6,180	6,303,600
Sprint Capital Corp., 6.875%, 11/15/28	3,710	3,409,742
Sprint Communications, Inc., 6.00%, 11/15/22	1,245	1,160,963
Sprint Communications, Inc., 7.00%, 8/15/20	19,670	20,456,800
Sprint Communications, Inc., 9.00%, 11/15/18(1)	28,115	30,996,787
Sprint Communications, Inc., 9.125%, 3/1/17	5,150	5,265,875
Sprint Communications, Inc., 9.25%, 4/15/22	2,000	2,230,000
Sprint Corp., 7.125%, 6/15/24	7,445	7,109,975
Sprint Corp., 7.25%, 9/15/21	23,335	23,947,544
Sprint Corp., 7.625%, 2/15/25	18,240	17,595,909
Sprint Corp., 7.875%, 9/15/23	38,775	38,387,250
T-Mobile USA, Inc., 6.25%, 4/1/21	4,980	5,197,875
T-Mobile USA, Inc., 6.375%, 3/1/25	4,120	4,426,446
T-Mobile USA, Inc., 6.464%, 4/28/19	9,910	10,083,425
T-Mobile USA, Inc., 6.50%, 1/15/26	32,780	36,221,900
T-Mobile USA, Inc., 6.625%, 4/1/23	11,280	12,015,230
T-Mobile USA, Inc., 6.633%, 4/28/21	7,860	8,228,437
T-Mobile USA, Inc., 6.731%, 4/28/22	2,795	2,934,750
Wind Acquisition Finance S.A., 4.75%, 7/15/20(1)	19,610	19,806,100
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	8,780	9,273,875
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	6,060	6,393,300

		$457,249,371

Transportation Ex Air / Rail — 0.5%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$2,540	$2,070,100
CEVA Group, PLC, 9.00%, 9/1/21(1)	9,200	6,026,000
XPO Logistics, Inc., 6.125%, 9/1/23(1)	5,325	5,491,406
XPO Logistics, Inc., 6.50%, 6/15/22(1)	19,315	20,135,888

		$33,723,394

Utilities — 1.9%
AES Corp. (The), 5.50%, 3/15/24	$4,035	$4,115,700
AES Corp. (The), 6.00%, 5/15/26	14,945	15,412,031
Calpine Corp., 5.375%, 1/15/23	15,865	15,785,675
Calpine Corp., 5.75%, 1/15/25	4,835	4,720,169
Dynegy, Inc., 6.75%, 11/1/19	15,645	15,912,373
Dynegy, Inc., 7.375%, 11/1/22	12,470	12,127,075
Dynegy, Inc., 7.625%, 11/1/24	10,620	10,208,475
NRG Energy, Inc., 7.25%, 5/15/26(1)	14,370	14,190,375
NRG Energy, Inc., 7.875%, 5/15/21	1,673	1,752,468
NRG Yield Operating, LLC, 5.00%, 9/15/26(1)	12,835	12,482,037
NRG Yield Operating, LLC, 5.375%, 8/15/24	8,490	8,702,250
TerraForm Power Operating, LLC, 9.375%, 2/1/23(1)(9)	1,470	1,476,909

29	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Utilities (continued)
TerraForm Power Operating, LLC, 9.625%, 6/15/25(1)(9)	$4,530	$4,699,875

		$121,585,412

Total Corporate Bonds & Notes (identified cost $5,401,273,510)		$5,484,341,911

Senior Floating-Rate Loans — 7.9%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Capital Goods — 0.2%
Cortes NP Acquisition Corporation, Term Loan, Maturing 9/29/23(11)	$9,150	$9,132,844
Silver II US Holdings, LLC, Term Loan, 4.00%, Maturing 12/13/19	2,935	2,714,264

		$11,847,108

Consumer Products — 0.1%
NBTY, Inc., Term Loan, 5.00%, Maturing 5/5/23	$7,461	$7,490,213

		$7,490,213

Diversified Media — 0.1%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$7,171	$7,168,267

		$7,168,267

Energy — 0.6%
Ascent Resources - Utica, LLC, Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing 7/1/19(12)	$4,387	$2,390,723
Chesapeake Energy Corporation, Term Loan, 8.50%, Maturing 8/23/21	23,545	25,204,922
EP Energy, LLC, Term Loan, 9.75%, Maturing 6/30/21	11,667	11,958,333

		$39,553,978

Food & Drug Retail — 0.4%
Albertsons, LLC, Term Loan, 4.50%, Maturing 8/25/21	$17,954	$18,102,222
Rite Aid Corporation, Term Loan - Second Lien, 5.75%, Maturing 8/21/20	6,500	6,531,486

		$24,633,708

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Gaming — 0.4%
GLP Financing, LLC, Term Loan, Maturing 10/29/18(11)	$13,850	$13,711,500
Lago Resort & Casino, LLC, Term Loan, 10.50%, Maturing 3/7/22	12,500	12,375,000

		$26,086,500

Health Care — 0.9%
inVentiv Health, Inc., Term Loan, Maturing 9/28/23(11)	$12,205	$12,219,170
Jaguar Holding Company II, Term Loan, Maturing 8/18/22(11)	3,880	3,883,639
MPH Acquisition Holdings, LLC, Term Loan, 5.00%, Maturing 6/7/23	16,021	16,225,423
Press Ganey Holdings, Inc., Term Loan, 4.25%, Maturing 10/21/23	12,205	12,220,256
Press Ganey Holdings, Inc., Term Loan - Second Lien, Maturing 10/21/24(11)	12,770	12,993,475
Vizient, Inc., Term Loan, 5.00%, Maturing 2/13/23	3,506	3,537,991

		$61,079,954

Hotels — 0.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$7,005	$7,044,630

		$7,044,630

Metals / Mining — 0.3%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 3.75%, Maturing 6/30/19	$17,315	$17,323,579

		$17,323,579

Publishing / Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.00%, Maturing 5/4/22	$13,850	$13,891,838

		$13,891,838

Services — 0.9%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$19,715	$18,704,606
AlixPartners, LLP, Term Loan, 4.50%, Maturing 7/28/22	18,056	18,129,165
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	12,846	12,821,840
Laureate Education, Inc., Term Loan, 8.868%, Maturing 3/17/21	3,114	3,095,038
ServiceMaster Company, Term Loan, 4.25%, Maturing 7/1/21	8,541	8,580,561

		$61,331,210

30	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Super Retail — 0.8%
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	$19,890	$19,715,963
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	10,000	9,433,330
PetSmart, Inc., Term Loan, 4.00%, Maturing 3/11/22	12,354	12,392,369
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	18,550	9,058,406

		$50,600,068

Technology — 0.9%
Cengage Learning Acquisitions, Inc., Term Loan, 5.25%, Maturing 6/7/23	$16,547	$16,250,898
Dell, Inc., Term Loan, 4.00%, Maturing 9/7/23	16,720	16,857,589
EIG Investors Corp., Term Loan, 6.48%, Maturing 11/9/19	8,180	7,988,285
EIG Investors Corp., Term Loan, Maturing 2/9/23(11)	18,500	17,384,228
SkillSoft Corporation, Term Loan - Second Lien, 9.337%, Maturing 4/28/22	1,050	719,250

		$59,200,250

Telecommunications — 1.2%
Asurion, LLC, Term Loan, 5.00%, Maturing 5/24/19	$8,732	$8,756,795
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	45,550	45,815,693
Intelsat Jackson Holdings S.A., Term Loan, 3.75%, Maturing 6/30/19	8,210	7,866,206
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.00%, (10.00% Cash, 0.00% PIK), Maturing 8/31/21	14,510	14,659,642

		$77,098,336

Transportation Ex Air/Rail — 0.5%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$2,451	$1,960,985
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	1,893	1,514,405
CEVA Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	326	261,104
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	2,611	2,088,834
XPO Logistics, Inc., Term Loan, 4.25%, Maturing 10/30/21	26,125	26,330,256

		$32,155,584

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Utilities — 0.3%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 6/30/17	$17,456	$17,568,791

		$17,568,791

Total Senior Floating-Rate Loans (identified cost $518,094,536)		$514,074,014

Convertible Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value

Utilities — 0.4%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$14,680	$14,184,550
NRG Yield, Inc., 3.50%, 2/1/19(1)	10,630	10,576,850

Total Convertible Bonds (identified cost $23,376,950)		$24,761,400

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value

Hilton USA Trust, Series 2013-HLT, Class EFX, 4.453%, 11/5/30(1)(13)	$5,515	$5,525,406
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	8,101	8,140,690

Total Commercial Mortgage-Backed Securities (identified cost $13,396,569)		$13,666,096

Common Stocks — 0.1%

Security	Shares	Value

Consumer Products — 0.0%(8)
HF Holdings, Inc.(12)(14)(15)	3,400	$52,156

		$52,156

Energy — 0.1%
Ascent CNR Corp., Class A(12)(14)(15)	25,175,727	$0
Seven Generations Energy, Ltd., Class A(15)	251,036	5,352,739
Seventy Seven Energy, Inc.(15)	140,857	3,380,568

		$8,733,307

31	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Gaming — 0.0%(8)
New Cotai Participation Corp., Class B(12)(14)(15)	36	$251,460

		$251,460

Total Common Stocks (identified cost $12,680,942)		$9,036,923

Convertible Preferred Stocks — 0.5%

Security	Shares	Value

Health Care — 0.5%
Alere, Inc., 3.00%	95,349	$33,109,940

		$33,109,940

Total Convertible Preferred Stocks (identified cost $23,902,995)		$33,109,940

Miscellaneous — 0.4%

Security	Principal Amount/ Shares	Value

Cable / Satellite TV — 0.0%
ACC Claims Holdings, LLC(15)	11,599,560	$0

		$0

Energy — 0.0%
SemGroup Corp., Escrow Certificate(12)(15)	10,225,000	$0

		$0

Gaming — 0.4%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(15)	$2,349,221	$1,175
PGP Investors, LLC, Membership Interests(12)(14)	38,571	25,611,429

		$25,612,604

Utilities — 0.0%(8)
EME Reorganization Trust(15)	9,902,937	$45,554

		$45,554

Total Miscellaneous (identified cost $15,134,803)		$25,658,158

Warrants — 0.0%(8)

Security	Shares	Value

Energy — 0.0%(8)
Seventy Seven Energy, Inc., Expires 8/1/21(15)	75,835	$568,762

		$568,762

Food / Beverage / Tobacco — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(12)(15)	5,575	$0

		$0

Total Warrants (identified cost $5,471,158)		$568,762

Short-Term Investments — 6.0%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.68%(16)	389,565,231	$389,643,144

Total Short-Term Investments (identified cost $389,575,898)		$389,643,144

Total Investments — 100.0% (identified cost $6,402,907,361)		$6,494,860,348

Other Assets, Less Liabilities — 0.00%(8)		$(2,426,343)

Net Assets — 100.0%		$6,492,434,005

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2016, the aggregate value of these securities is $3,052,556,620 or 47.0% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(5)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2016.

(6)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	When-issued security/delayed delivery security.

(8)	Amount is less than 0.05%.

32	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2016

Portfolio of Investments — continued

(9)	Multi-step coupon bond. Interest rate represents the rate in effect at October 31, 2016.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)	This Senior Loan will settle after October 31, 2016, at which time the interest rate will be determined.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2016.

(14)	Restricted security (see Note 5).

(15)	Non-income producing security.

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2016.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	5,428,008	CAD	7,280,044	State Street Bank and Trust Company	1/31/17	$—	$(3,794)

						$—	$(3,794)

Credit Default Swaps — Sell Protection
Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Bank of America, N.A.	Ford Motor Co.	Baa2/BBB	$ 5,000	5.00%(1)	3/20/17	$120,008	$(11,763)	$108,245
Credit Suisse International	Ford Motor Co.	Baa2/BBB	4,000	5.00(1)	12/20/16	49,320	(217)	49,103
Deutsche Bank AG	Ford Motor Co.	Baa2/BBB	7,900	5.00(1)	12/20/16	97,406	(10,729)	86,677
Goldman Sachs International	Ford Motor Co.	Baa2/BBB	7,900	5.00(1)	12/20/16	97,406	(7,948)	89,458

Total			$24,800			$364,140	$(30,657)	$333,483

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $24,800,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

DIP	–	Debtor In Possession
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
USD	–	United States Dollar

33	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2016

Statement of Assets and Liabilities

Assets	October 31, 2016
Unaffiliated investments, at value (identified cost, $6,013,331,463)	$6,105,217,204
Affiliated investment, at value (identified cost, $389,575,898)	389,643,144
Cash	1,012,227
Restricted cash*	640,000
Foreign currency, at value (identified cost, $45)	45
Interest receivable	101,018,167
Receivable for investments sold	35,336,746
Receivable for open swap contracts	333,483
Premium paid on open swap contracts	30,657
Other assets	345,430
Total assets	$6,633,577,103

Liabilities
Cash collateral due to brokers	$640,000
Payable for investments purchased	85,975,066
Payable for when-issued/delayed delivery securities	50,645,000
Payable for open forward foreign currency exchange contracts	3,794
Payable to affiliates:
Investment adviser fee	3,160,902
Trustees’ fees	5,667
Accrued expenses	712,669
Total liabilities	$141,143,098
Net Assets applicable to investors’ interest in Portfolio	$6,492,434,005

Sources of Net Assets
Investors’ capital	$6,400,151,333
Net unrealized appreciation	92,282,672
Total	$6,492,434,005

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

34	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2016

Statement of Operations

Investment Income	Year Ended October 31, 2016
Interest and other income	$375,290,749
Dividends	2,451,440
Interest allocated from/dividends from affiliated investment	1,725,030
Expenses allocated from affiliated investment	(49,072)
Total investment income	$379,418,147

Expenses
Investment adviser fee	$34,723,221
Trustees’ fees and expenses	68,000
Custodian fee	968,071
Legal and accounting services	222,652
Miscellaneous	196,447
Total expenses	$36,178,391

Net investment income	$343,239,756

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(67,093,550)
Investment transactions in/allocated from affiliated investment	19,891
Swap contracts	1,554,625
Foreign currency and forward foreign currency exchange contract transactions	136,445
Net realized loss	$(65,382,589)
Change in unrealized appreciation (depreciation) —
Investments	$179,457,578
Investment — affiliated investment	67,246
Swap contracts	(1,472,219)
Foreign currency and forward foreign currency exchange contracts	9,439
Net change in unrealized appreciation (depreciation)	$178,062,044

Net realized and unrealized gain	$112,679,455

Net increase in net assets from operations	$455,919,211

35	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2016

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$343,239,756	$299,527,215
Net realized loss from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(65,382,589)	(42,923,110)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	178,062,044	(249,504,820)
Net increase in net assets from operations	$455,919,211	$7,099,285
Capital transactions —
Contributions	$1,212,272,358	$1,318,564,137
Withdrawals	(781,028,952)	(765,685,016)
Net increase in net assets from capital transactions	$431,243,406	$552,879,121

Net increase in net assets	$887,162,617	$559,978,406

Net Assets
At beginning of year	$5,605,271,388	$5,045,292,982
At end of year	$6,492,434,005	$5,605,271,388

36	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2016

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.61%	0.62%	0.62%	0.62%	0.62%
Net investment income	5.79%	5.78%	5.81%	6.15%	6.49%
Portfolio Turnover	34%	36%	43%	56%	64%

Total Return	7.42%	0.28%	5.74%	9.17%	11.44%

Net assets, end of year (000’s omitted)	$6,492,434	$5,605,271	$5,045,293	$4,881,852	$5,344,748

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

37	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio’s secondary objectives are to seek growth of income and capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2016, Eaton Vance Income Fund of Boston, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 99.7%, 0.2% and less than 0.05%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in

38

Boston Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

I  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing

39

Boston Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion, 0.575% from $2 billion up to $5 billion, 0.555% from $5 billion up to $10 billion, and 0.535% of average daily net assets of $10 billion or more, and is payable monthly. The fee reductions cannot be terminated without the consent of a majority of Trustees and a majority of interestholders of the Portfolio. For the year ended October 31, 2016, the Portfolio’s investment adviser fee amounted to $34,723,221 or 0.59% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $2,756,226,619 and $1,892,067,542, respectively, for the year ended October 31, 2016.

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Boston Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,417,260,419

Gross unrealized appreciation	$243,746,477
Gross unrealized depreciation	(166,146,548)

Net unrealized appreciation	$77,599,929

5  Restricted Securities

At October 31, 2016, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Ascent CNR Corp., Class A	4/25/16	25,175,727	$0	$0
HF Holdings, Inc.	10/27/09	3,400	182,613	52,156
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	251,460

Total Common Stocks			$1,294,113	$303,616

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	38,571	$13,303,125	$25,611,429

Total Miscellaneous			$13,303,125	$25,611,429

Total Restricted Securities			$14,597,238	$25,915,045

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2016 is included in the Portfolio of Investments. At October 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk:  The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit which it may otherwise invest, or to enhance return.

Foreign Exchange Risk:  The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into swap contracts (other than centrally cleared swap contracts) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets

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Boston Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $3,794. At October 31, 2016, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2016.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Credit	Swap contracts	$364,140	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	—		(3,794	)(2)

Total Derivatives subject to master netting or similar agreements		$364,140		$(3,794)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid on open swap contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$120,008	$—	$—	$(120,000)	$8
Credit Suisse International	49,320	—	—	(49,320)	—
Deutsche Bank AG	97,406	—	—	(97,406)	—
Goldman Sachs International	97,406	—	—	(97,406)	—

	$364,140	$—	$—	$(364,132)	$8

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Boston Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(3,794)	$—	$—	$—	$(3,794)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2016 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Credit	Swap contracts	$1,554,625	$(1,472,219)
Foreign Exchange	Forward foreign currency exchange contracts	144,725	9,439

Total		$1,699,350	$(1,462,780)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2016, which are indicative of the volume of these derivative types, were as follows:

Forward Foreign Currency Exchange Contracts	Swap Contracts
$4,395,000	$34,700,000

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $545 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2016.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

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Boston Income Portfolio

October 31, 2016

Notes to Financial Statements — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$5,484,341,911	$—	$5,484,341,911
Senior Floating-Rate Loans	—	511,683,291	2,390,723	514,074,014
Convertible Bonds	—	24,761,400	—	24,761,400
Commercial Mortgage-Backed Securities	—	13,666,096	—	13,666,096
Common Stocks	8,733,307	—	303,616	9,036,923
Convertible Preferred Stocks	—	33,109,940	—	33,109,940
Miscellaneous	45,554	1,175	25,611,429	25,658,158
Warrants	—	568,762	0	568,762
Short-Term Investments	—	389,643,144	—	389,643,144

Total Investments	$8,778,861	$6,457,775,719	$28,305,768	$6,494,860,348

Swap Contracts	$—	$364,140	$—	$364,140

Total	$8,778,861	$6,458,139,859	$28,305,768	$6,495,224,488

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(3,794)	$—	$(3,794)

Total	$—	$(3,794)	$—	$(3,794)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2016 is not presented. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

44

Boston Income Portfolio

October 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Boston Income Portfolio:

We have audited the accompanying statement of assets and liabilities of Boston Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2016, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Boston Income Portfolio as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2016

45

Eaton Vance

Income Fund of Boston

October 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust II (the Trust) and Boston Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

46

Eaton Vance

Income Fund of Boston

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

47

Eaton Vance

Income Fund of Boston

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Michael W. Weilheimer 1961	President	1995	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

48

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Boston Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Income Fund of Boston

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

443    10.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice

President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/15	10/31/16
Audit Fees	$82,172	$82,804
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$17,108	$23,279
All Other Fees(3)	$0	$0

Total	$99,280	$106,083

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/15	10/31/16
Registrant	$17,108	$23,279
Eaton Vance(1)	$46,000	$56,434

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: December 21, 2016

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: December 21, 2016